ETF P1 02/19

SUPPLEMENT DATED FEBRUARY 1, 2019

TO THE PROSPECTUS DATED AUGUST 1, 2018

OF

FRANKLIN Templeton etf TRUST

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

I.  On February 1, 2019, the investment management services provided by Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provide such services to the Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF series (each a Fund and together the Funds) of Franklin Templeton ETF Trust (the Trust), will be transferred to Franklin Advisory Services, LLC (Advisory Services), an indirect, wholly owned subsidiary of Resources.  In particular, Advisory Services will assume the duties and obligations of Advisers under each Fund’s investment management agreement between Advisers and the Trust on behalf of the Fund. Employees of Advisers that currently provide investment management services to the Funds will become employees of Advisory Services and will continue to provide the same investment management services to the Funds under the same investment management fee schedule.  This transfer will not involve a change in actual control or management of the Funds’ investment manager and the same individuals will continue to provide portfolio management services to the Funds.  Because there is no actual change in control or management of the investment manager, this transfer does not constitute an “assignment” of the investment management agreements for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

Therefore, effective February 1, 2019, the prospectus is amended as follows:

II.  The following replaces the “Investment Manager” and “Portfolio Manager” sections in the “Fund Summaries” section of the prospectus for each Fund:

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA Portfolio Manager of Advisory Services and lead portfolio manager of the Fund since inception (2016).

Louis Hsu, CFA Portfolio Manager of Advisory Services and portfolio manager of the Fund since December 2017.

III.  The following is added as the first paragraph under the “Fund Details – Management” section of the prospectus:

On February 1, 2019, the investment management services provided by Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provided such services to the Funds, were transferred to Franklin Advisory Services, LLC (Advisory Services), an indirect, wholly owned subsidiary of Resources.  In particular, Advisory Services assumed the duties and obligations of Advisers under each Fund’s investment management agreement between Advisers and the Trust on behalf of the Fund. Employees of Advisers that provided investment management services to the Funds became employees of Advisory Services and continue to provide the same investment management services to the Funds under the same investment management fee schedule. References to Advisory Services in the remainder of this prospectus relate to Advisory Services and Advisers as its predecessor.

IV.  In the remainder of the prospectus, all references to “Franklin Advisers, Inc.” and “Advisers” are replaced with “Franklin Advisory Services, LLC” and “Advisory Services,” respectively.

Please keep this supplement with your prospectus for future reference.

ETF SA1 02/19

SUPPLEMENT DATED FEBRUARY 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

OF

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

I.  On February 1, 2019, the investment management services provided by Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provide such services to the Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF series (each a Fund and together the Funds) of Franklin Templeton ETF Trust (the Trust), will be transferred to Franklin Advisory Services, LLC (Advisory Services), an indirect, wholly owned subsidiary of Resources.  In particular, Advisory Services will assume the duties and obligations of Advisers under each Fund’s investment management agreement between Advisers and the Trust on behalf of the Fund. Employees of Advisers that currently provide investment management services to the Funds will become employees of Advisory Services and will continue to provide the same investment management services to the Funds under the same investment management fee schedule.  This transfer will not involve a change in actual control or management of the Funds’ investment manager and the same individuals will continue to provide portfolio management services to the Funds.  Because there is no actual change in control or management of the investment manager, this transfer does not constitute an “assignment” of the investment management agreements for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

Therefore, effective February 1, 2019, the statement of additional information (SAI) is amended as follows:

II.  All references to “Franklin Advisers, Inc.” and “Advisers” as they relate to the investment manager of the Funds are replaced with “Franklin Advisory Services, LLC” and “Advisory Services,” respectively.

III.  In addition, the following is added as the first paragraph under the section “Management and Other Services” in the SAI:

On February 1, 2019, the investment management services provided by Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel that provided such services to the Funds, were transferred to Franklin Advisory Services, LLC (Advisory Services), an indirect, wholly owned subsidiary of Resources.  In particular, Advisory Services assumed the duties and obligations of Advisers under each Fund’s investment management agreement between Advisers and the Trust on behalf of the Fund. Employees of Advisers that provided investment management services to the Funds became employees of Advisory Services and continue to provide the same investment management services to the Funds under the same investment management fee schedule.  References to Advisory Services in the remainder of this SAI relate to Advisory Services and Advisers as its predecessor.

 Please keep this supplement with your SAI for future reference.